UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (3,582)	$ (2,130)	$ (15,696)	$ (21,141)
Other comprehensive income (loss)
Foreign currency translation adjustment	485	990	262	(2,838)
Other comprehensive income (loss)	485	990	262	(2,838)
Comprehensive loss	(3,097)	(1,140)	(15,434)	(23,979)
Comprehensive income attributable to the redeemable noncontrolling interest	67	62	212	768
Comprehensive income attributable to noncontrolling interests	137		(173)
Comprehensive loss attributable to BuzzFeed, Inc.	$ (3,301)	$ (1,202)	$ (15,473)	$ (24,747)